1933 Act File No. 33-60411
                                                     1940 Act File No. 811-07309

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                     -----

      Pre-Effective Amendment No. ______............................  ___
                                                                     -----

      Post-Effective Amendment No.   5  ............................   X
                                   -----                             -----

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       -----

      Amendment No.    6    ........................................   X
                    --------                                         -----

              FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on April 30, 1998 pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i)
 X on April 30, 1999 pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph
    (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                   Copies To:

Matthew G. Maloney, Esquire
Dickstein, Shapiro, Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037





Prospectus



FEDERATED U.S. GOVERNMENT SECURITIES FUND:  5-10 YEARS

institutional shares

A mutual fund seeking total return consistent with current income by investing in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                                  Contents Risk/Return
                                  Summary What are the Fund's
                                  Fees and Expenses?
                                  What are the Fund's
                                  Investment Strategies? What
                                  are the Principal
                                  Securities in Which the
                                  Fund Invests? What are the
                                  Specific Risks of Investing
                                  in the Fund?
                                  What do Shares Cost?
                                  How is the Fund Sold?
                                  How to Purchase Shares
                                  How to Redeem Shares
                                  Account and Share Information
                                  Who Manages the Fund?
                                  Financial Information





april 30, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to pursue total return consistent with current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a diversified, intermediate-term portfolio of those direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a weighted average portfolio duration that is within 20 percent of the weighted average portfolio duration of the Merrill Lynch 5-10 Year Treasury Index. This index is a market capitalization weighted index including all U.S. Treasury Notes and Bonds with maturities greater than or equal to five years and less than ten years.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Shares as of the calendar year-end for each of three years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 12.00% The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Shares' start of business through the calendar year ended December 31, 1998. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1998. The percentages noted are: 1.89%, 9.62% and 11.07%, respectively. The bar chart shows the variability of the Fund's Institutional Shares total returns on a yearly basis. The Fund's Institutional Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value. Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 7.45% (quarter ended September 30, 1998). The lowest quarterly return was (2.85%) (quarter ended March 31, 1996).

Average Annual Total Return


                           Life of the Fund1      1 Year
Institutional Shares       6.89%                  11.07%
Broad-Based Index          %                      %
1 The Fund's Institutional Shares start of performance date was October 19, 1995. The table shows the Fund's Institutional Shares total returns compared to [name of index].
Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


federated u.s. government securities fund:  5-10 years

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Shares.



Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

Annual Fund Operating Expenses (before waivers/reimbursements)(1)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee (2)                                                               0.50%
Distribution (12b-1) Fee                                                         None
Shareholder Services Fee(3)                                                      0.25%
Other Expenses(4)                                                                %
Total Annual Fund Operating Expenses                                             %
1  Although not contractually obligated to do so, the adviser and distributor and shareholder services provider will waive certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 1999.
   Reimbursement/Waiver  of Fund Expenses                                        %
   Total Actual Annual Fund Operating Expenses (after [reimbursements/waivers])  %

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the year ended February 28, 1999.
3 The shareholder services fee for the Fund's Institutional Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after voluntary reduction) was 0.00% for the fiscal year ended February 28, 1999.
4 The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after voluntary reimbursement) was 0.00% for the fiscal year ended February 28, 1999.

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
          1 Year       3 Years        5 Years       10 Years
               $             $              $              $

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the adviser's interest rate outlook.

The adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 5-10 Year Treasury Index (the "Index"). This Index includes all U.S. Treasury notes and bonds with maturities of five years or greater and less than ten years. This policy should prevent the volatility of the Fund's share price from significantly exceeding the average volatility of intermediate-term U.S. Treasury securities.

The adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, the adviser tries to structure the portfolio to take advantage of relative changes in interest rates. A portfolio's "structure" refers to whether it consists primarily of securities with durations close to the portfolio's average duration (a "bulleted" portfolio), securities with durations above and below the average duration (a "barbelled" portfolio), or securities with durations above, below and at the average duration (a "laddered" portfolio). For example, the adviser may use a bulleted portfolio when the adviser expects the difference between long term and short term interest rates to increase. This concentrates the portfolio in securities benefiting most or suffering least from the relative change in interest rates. The adviser may use a barbelled portfolio when it expects the difference between long term and short term interest rates to decrease, and a laddered portfolio when it expects long term and short term interest rates to change together.

Third, the adviser tries to obtain securities issued by agencies and instrumentalities of the U.S. that it expects to provide better returns than U.S. Treasury securities of comparable duration. The adviser's ability to use this method depends primarily on the availability of, and market demand for, such securities.

The adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The adviser formulates its interest rate outlook by analyzing a variety of factors such as:

         current and expected U.S. economic growth,

         current and expected interest rates and inflation,

         the Federal Reserve's monetary policy, and

         changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

As a consequence of this strategy, most of the Fund's portfolio consists of securities paying interest exempt from state taxation. However, the Fund also invests in repurchase agreements for U.S. government securities. Income from repurchase agreements is not exempt from state taxation. The Fund uses repurchase agreements to invest cash balances and shorten duration, so the amount of state taxable income may vary with market conditions. See "Tax Information" for an explanation of how your investment in the Fund may be taxed.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

The Fund invests primarily in the following types of U.S. government securities:


U.S. Treasury Securities
Treasury securities are direct obligations of the federal government of the United States.


U.S. Government Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). Normally, the Fund invests only in GSE securities that are supported by the full faith and credit of the United States.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?


Bond Market Risks
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. This is also referred to as "interest rate risk". Due to the Fund's average duration policy, it is expected to have more interest rate risk than Federated U.S. Government Securities Fund: 1-3 Years or Federated U.S. Government Securities Fund: 2-5 Years, both of which have shorter average durations than the Fund, and less interest rate risk than Federated U.S. Government Bond Fund, which has a longer average duration than the Fund.


WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open..

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to accounts for which financial institutions act in a fiduciary or agency capacity, or other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors, Inc. Shares are also made available to financial intermediaries, as well as public and private organizations or individuals, directly or through investment professionals.

     The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:


o through an investment professional if you purchased Shares through an investment professional; or

o        directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317 All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed;

o        signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Fund's portfolio managers are:

Susan M. Nason has been the Fund's portfolio manager since its inception. Ms. Nason joined Federated Investors, Inc. in 1987 and has been a Senior Vice President of the Fund's Adviser since April 1997. Ms. Nason served as a Vice President of the Adviser from 1993 to 1997, and as an Assistant Vice President from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Donald T. Ellenberger has been the Fund's portfolio manager since October 1997. Mr. Ellenberger joined Federated in 1996 as a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since March, 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this Prospectus.

[To be filed by amendment.]

18




FEDERATED U.S. GOVERNMENT SECURITIES FUND:  5-10 YEARS

institutional shares

A Statement of Additional Information (SAI) dated April 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-07309
Cusip31428S107

G01209-01-IS (4/99)






Prospectus



FEDERATED U.S. GOVERNMENT SECURITIES FUND:  5-10 YEARS

institutional service shares

A mutual fund seeking total return consistent with current income by investing in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.







                                      Contents Risk/Return
                                      Summary What are the Fund's
                                      Fees and Expenses?
                                      What are the Fund's
                                      Investment Strategies? What
                                      are the Principal
                                      Securities in Which the
                                      Fund Invests? What are the
                                      Specific Risks of Investing
                                      in the Fund?
                                      What do Shares Cost?
                                      How is the Fund Sold?
                                      How to Purchase Shares
                                      How to Redeem Shares
                                      Account and Share Information
                                      Who Manages the Fund?
                                      Financial Information





april 30, 1999

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to pursue total return consistent with current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a diversified, intermediate-term portfolio of those direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a weighted average portfolio duration that is within 20 percent of the weighted average portfolio duration of the Merrill Lynch 5-10 Year Treasury Index. This index is a market capitalization weighted index including all U.S. Treasury Notes and Bonds with maturities greater than or equal to five years and less than ten years.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns is changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table
The graphic presentation displayed here consists of a bar chart representing the annual total returns of Institutional Service Shares as of the calendar year-end for each of three years. The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 2.00% up to 12.00% The `x' axis represents calculation periods from the earliest calendar year end of the Institutional Service Shares' start of business through the calendar year ended December 31, 1998. The light gray shaded chart features three distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Institutional Service Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 1998. The percentages noted are: 1.54%, 9.29% and 10.74%, respectively. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a yearly basis. The Fund's Institutional Service Shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon the net asset value. Within the period shown in the Chart, the Fund's Institutional Service Shares highest quarterly return was 7.37% (quarter ended September 30, 1998). The lowest quarterly return was (2.93%) (quarter ended March 31, 1996).

Average Annual Total Return


                           Life of the Fund1      1 Year
Institutional Service Shares 7.87% 10.74% Broad-Based Index % % 1 The Fund's Institutional Shares start of performance date was October 19, 1995. The table shows the Fund's Institutional Service Shares total returns compared to [name of index].
Past performance does not necessarily predict future performance. This information provides you with historical performance so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?


federated u.s. government securities fund:  5-10 years

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Institutional Service Shares.



Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering    None
price)
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase       None
price or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other           None
Distributions) (as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)               None
Exchange Fee                                                                     None

Annual Fund Operating Expenses (before waivers/reimbursements)(1)(4)
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee (2)                                                               0.50%
Distribution (12b-1) Fee                                                         0.25%
Shareholder Services Fee(3)                                                      0.25%
Other Expenses                                                                   %
Total Annual Fund Operating Expenses                                             %
1.Although not contractually obligated to do so, the adviser, distributor, and shareholder services provider  waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ending February 28, 1999.
   Reimbursement/Waiver  of Fund Expenses                                        %
   Total Actual Annual Fund Operating Expenses (after [reimbursements/waivers])  %

2.The adviser voluntary waived a portion of the managment fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.00% for the year ended February 28, 1999.
3.The shareholder services fee for the Fund's Institutional Service Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after voluntary reduction) was 0.00% for the fiscal year ended February 28, 1999
4. The adviser voluntarily reimbursed certain operating expenses of the Fund. The adviser can terminate this voluntary reimbursement at any time. Total other expenses paid by the Fund (after voluntary reimbursement) was 0.00% for the fiscal year ended February 28, 1999.

Example
This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.
  The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
          1 Year       3 Years        5 Years       10 Years
               $             $              $              $

WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's adviser actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the adviser's interest rate outlook.

The adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the adviser limits the average duration of the portfolio to within 20% of the duration of the Merrill Lynch 5-10 Year Treasury Index (the "Index"). This Index includes all U.S. Treasury notes and bonds with maturities of five years or greater and less than ten years. This policy should prevent the volatility of the Fund's share price from significantly exceeding the average volatility of intermediate-term U.S. Treasury securities.

The adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, the adviser tries to structure the portfolio to take advantage of relative changes in interest rates. A portfolio's "structure" refers to whether it consists primarily of securities with durations close to the portfolio's average duration (a "bulleted" portfolio), securities with durations above and below the average duration (a "barbelled" portfolio), or securities with durations above, below and at the average duration (a "laddered" portfolio). For example, the adviser may use a bulleted portfolio when the adviser expects the difference between long term and short term interest rates to increase. This concentrates the portfolio in securities benefiting most or suffering least from the relative change in interest rates. The adviser may use a barbelled portfolio when it expects the difference between long term and short term interest rates to decrease, and a laddered portfolio when it expects long term and short term interest rates to change together.

Third, the adviser tries to obtain securities issued by agencies and instrumentalities of the U.S. that it expects to provide better returns than U.S. Treasury securities of comparable duration. The adviser's ability to use this method depends primarily on the availability of, and market demand for, such securities.

The adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The adviser formulates its interest rate outlook by analyzing a variety of factors such as:

         current and expected U.S. economic growth,

         current and expected interest rates and inflation,

         the Federal Reserve's monetary policy, and

         changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

As a consequence of this strategy, most of the Fund's portfolio consists of securities paying interest exempt from state taxation. However, the Fund also invests in repurchase agreements for U.S. government securities. Income from repurchase agreements is not exempt from state taxation. The Fund uses repurchase agreements to invest cash balances and shorten duration, so the amount of state taxable income may vary with market conditions. See "Tax Information" for an explanation of how your investment in the Fund may be taxed.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

The Fund invests primarily in the following types of U.S. government securities:


U.S. Treasury Securities
Treasury securities are direct obligations of the federal government of the United States.


U.S. Government Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (GSE). Normally, the Fund invests only in GSE securities that are supported by the full faith and credit of the United States.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?


Bond Market Risks
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall. This is also referred to as "interest rate risk". Due to the Fund's average duration policy, it is expected to have more interest rate risk than Federated U.S. Government Securities Fund: 1-3 Years or Federated U.S. Government Securities Fund: 2-5 Years, both of which have shorter average durations than the Fund, and less interest rate risk than Federated U.S. Government Bond Fund, which has a longer average duration than the Fund.


WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open..

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor markets the Shares described in this prospectus to retail and private banking customers of financial institutions or individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
o        Establish an account with the investment professional; and

o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND

o Establish your account with the Fund by submitting a completed New Account Form; and

o        Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o        directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317 All requests must include:

o        Fund Name and Share Class, account number and account registration;

o        amount to be redeemed; and

o        signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.


Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

o        to allow your purchase to clear;

o        during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION


CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase shares by wire, you begin earning dividends on the day your wire is received. If you purchase shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Fund's portfolio managers are:

     Susan M. Nason has been the Fund's portfolio manager since its inception. Ms. Nason joined Federated Investors, Inc. in 1987 and has been a Senior Vice President of the Fund's Adviser since April 1997. Ms. Nason served as a Vice President of the Adviser from 1993 to 1997, and as an Assistant Vice President from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

     Donald T. Ellenberger has been the Fund's portfolio manager since October 1997. Mr. Ellenberger joined Federated Investors, Inc. in 1996 as a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since March, 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness
The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION


FINANCIAL HIGHLIGHTS
The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this Prospectus.

[To be filed by amendment.]

FEDERATED U.S. GOVERNMENT SECURITIES FUND:  5-10 YEARS

institutional service shares

A Statement of Additional Information (SAI) dated April 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

Investment Company Act File No. 811-07309
Cusip31428S206



G01209-04-SS (4/99)






Statement of Additional Information



FEDERATED U.S. GOVERNMENT SECURITIES FUND:  5-10 YEARS


institutional shares

institutional service shares
This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Institutional Service Shares of Federated U.S. Government Securities Fund: 5-10 Years (Fund), dated April 30, 1999. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.






april 30, 1999








                   Contents
                   How is the Fund Organized?
                   Securities in Which the Fund Invests
                   What do Shares Cost?
                   How is the Fund Sold?
                   Subaccounting Services
                   Redemption in Kind
                   Massachusetts Partnership Law
                   Account and Share Information
                   Tax Information
                   Who Manages and Provides Services to the Fund?
                   How Does the Fund Measure Performance?
                   Who is Federated Investors, Inc.?
                   Addresses

Cusip 31428S107-IS
Cusip 31428S206-ISS
G01209-02 (4/99)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on June 14, 1995.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to all classes of the above-mentioned Shares. The Fund's investment adviser is Federated Management (Adviser).


INVESTMENT STRATEGIES

Although the Fund may purchase individual securities of any maturity, the Fund's dollar-weighted average portfolio maturity may not exceed a maximum of three years. Further, the Fund is required to maintain a minimum weighted average portfolio maturity of five years. The Adviser manages the portfolio by targeting a dollar-weighted average duration that is consistent with the Fund's maturity constraints because duration is a more accurate and useful measure of interest rate risk.

Duration is a measure of the average time to receipt of cash from a bond. The only instance in which duration is equal to time-to-maturity is a zero-coupon bond; where all cash is received at maturity. In the case of a coupon bond, cash is received at least annually or semi-annually. In the case of a coupon bond with a five-year maturity, the average time to receipt of cash should be between 1 and 5. The formula for duration places more weight on the dates when cash flows are relatively large. Since in the case of the five-year coupon bond, most of the cash is received at the end of year 5, the average time to receipt of cash will be closer to 5 than to 1.

The Adviser selects securities used to lengthen or shorten the portfolio's average duration by comparing the returns currently offered by different investments to their historical and expected returns.


SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Fixed Income Securities

     U.S. government securities pay interest at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of the security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of securities in which the Fund invests.

U.S. Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

U.S. Government Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States government supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped zero coupon securities.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a U.S. government security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Asset Coverage

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.


INVESTMENT RISKS

There are many factors which may effect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Bond Market Risks

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Credit Risks

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.


INVESTMENT LIMITATIONS

Selling Short and Buying on Margin
The Trust will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.


Issuing Senior Securities and Borrowing Money
The Trust will not issue senior securities, except that the Trust may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Trust will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Trust will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.


Pledging Assets
The Trust will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings.


Investing in Real Estate
The Trust will not purchase or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


Investing in Commodities
The Trust will not purchase or sell commoditites, commodity contracts, or commodity futures contracts.


Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Trust will not purchase securities issued by any one issuer if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of any one issuer.


Lending Cash or Securities
The Trust will not lend any of its assets, except portfolio securities. This shall not prevent the Trust from purchasing or holding money market instruments, repurchase agreements, obligations of the U.S. government, its agencies or instrumentalities, or certain debt instruments as permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust.


Concentration
The Trust will not invest 25% or more of the value of its total assets in any one industry, except that the Trust may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.

The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Illiquid Securities
The Trust will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and certain securities not determined by the Trustees to be liquid.


Purchasing Securities to Exercise Control
The Trust will not purchase securities of a company for purpose of exercising control or management.


Dealing in Puts and Calls
The Trust will not buy or sell puts, calls, straddles, spreads, or any combination of these.


PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. During the fiscal years ended February 28, 1999 and 1998, the portfolio turnover rates were xxx% and xxx%, respectively.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

         for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

         for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.


RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES
The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.

As of February 8, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Charles Schwab & Co., Inc., San Francisco, California, 44.80% of Institutional Shares, Amalgamated Bank of New York, New York, 5.54% of Institutional Shares, Planmember Services Corp., Beverly Hills, California, 23.28% of Institutional Service Shares, Milards & Co., Oaks, Pennsylvania, 22.21% of Institutional Service Shares, FNB Nominee Co., Indiana, Pennsylvania, 19.21% of Institutional Service Shares, Planmember Services Corp, Los Angeles, California, 7.25% of Institutional Service Shares and The Washington Trust Co., Westerly, Rhode Island, 5.37% of Institutional Service Shares.

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.


TAX INFORMATION


FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?


BOARD OF tRUSTEES
The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Fund, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trusteefrom the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of xxxx investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of February 8, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



Name
Birthdate                                                                                     Aggregate           Total
Address                                                                                       Compensation        Compensation From
Position With Fund                 Principal Occupations                                      From Fund           Fund
                                   for Past 5 Years                                                               and Fund Complex
John F. Donahue*+                  Chief Executive Officer and Director or Trustee of              $0     $0 for the
Birthdate: July 28, 1924           the Federated Fund Complex; Chairman and Director,                     Fund and
Federated Investors Tower          Federated Investors, Inc.; Chairman and Trustee,                       54 other investment
1001 Liberty Avenue                Federated Advisers, Federated Management, and                          companies
Pittsburgh, PA                     Federated Research; Chairman and Director, Federated                   in the Fund Complex
CHAIRMAN AND TRUSTEE               Research Corp., and Federated Global Research Corp.;
                                   Chairman, Passport Research, Ltd.

Thomas G. Bigley                   Director or Trustee of the Federated Fund Complex;               $     $113,860.22 for the
Birthdate: February 3, 1934        Director, Member of Executive Committee, Children's                    Fund and
15 Old Timber Trail                Hospital of Pittsburgh; formerly: Senior Partner,                      54 other investment
Pittsburgh, PA                     Ernst & Young LLP; Director, MED 3000 Group, Inc.;                     companies
TRUSTEE                            Director, Member of Executive Committee, University                    in the Fund Complex
                                   of Pittsburgh.

John T. Conroy, Jr.                Director or Trustee of the Federated Fund Complex;               $     $125,264.48for the
Birthdate: June 23, 1937           President, Investment Properties Corporation; Senior                   Fund and
Wood/IPC Commercial Dept.          Vice President, John R. Wood and Associates, Inc.,                     54 other investment
John R. Wood Associates, Inc.      Realtors; Partner or Trustee in private real estate                    companies
Realtors                           ventures in Southwest Florida; formerly: President,                    in the Fund Complex
3255 Tamiami Trial North           Naples Property Management, Inc. and Northgate
Naples, FL                         Village Development Corporation.
TRUSTEE

Nicholas Constantakis              Director or Trustee of the Federated Fund Complex;               $     $47,958.02for the
Birthdate: September 3, 1939       formerly: Partner, Andersen Worldwide SC.                              Fund and
175 Woodshire Drive                                                                                       29 other investment
Pittsburgh, PA                                                                                            companies
TRUSTEE                                                                                                   in the Fund Complex

John F. Cunningham                 Director or Trustee of some of the Federated Funds;              $     $0 for the
Birthdate: March 5, 1943           Chairman, President and Chief Executive Officer,                       Fund and
353 El Brillo Way                  Cunningham & Co., Inc. ; Trustee Associate, Boston                     26 other investment
Palm Beach, FL                     College; Director, EMC Corporation; formerly:                          companies
TRUSTEE                            Director, Redgate Communications.                                      in the Fund Complex

                                   Previous Positions: Chairman of the Board and Chief
                                   Executive Officer, Computer Consoles, Inc.; President
                                   and Chief Operating Officer, Wang Laboratories;
                                   Director, First National Bank of Boston; Director,
                                   Apollo Computer, Inc.

Lawrence D. Ellis, M.D.*           Director or Trustee of the Federated Fund Complex;               $     $113,860.22 for the
Birthdate: October 11, 1932        Professor of Medicine, University of Pittsburgh;                       Fund and
3471 Fifth Avenue                  Medical Director, University of Pittsburgh Medical                     54 other investment
Suite 1111                         Center - Downtown; Hematologist, Oncologist, and                       companies
Pittsburgh, PA                     Internist, University of Pittsburgh Medical Center;                    in the Fund Complex
TRUSTEE                            Member, National Board of Trustees, Leukemia Society
                                   of America.
Peter E. Madden                    Director or Trustee of the Federated Fund Complex;               $     $113,860.22 for the
Birthdate: March 16, 1942          formerly: Representative, Commonwealth of                              Fund and
One Royal Palm Way                 Massachusetts General Court; President, State Street                   54 other investment
100 Royal Palm Way                 Bank and Trust Company and State Street Corporation.                   companies
Palm Beach, FL                                                                                            in the Fund Complex
TRUSTEE                            Previous Positions: Director, VISA USA and VISA
                                   International; Chairman and Director, Massachusetts
                                   Bankers Association; Director, Depository Trust
                                   Corporation.

Charles F. Mansfield, Jr.          Director or Trustee of some of the Federated Funds;              $     $0 for the
Birthdate: April 10, 1945          Management Consultant.                                                 Fund and
80 South Road                                                                                             25 other investment
Westhampton Beach, NY TRUSTEE      Previous Positions: Chief Executive Officer, PBTC                      companies
                                   International Bank; Chief Financial Officer of Retail                  in the Fund Complex
                                   Banking Sector, Chase Manhattan Bank; Senior Vice
                                   President, Marine Midland Bank; Vice President,
                                   Citibank; Assistant Professor of Banking and Finance,
                                   Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D.,         Director or Trustee of the Federated Fund Complex;               $     $113,860.22 for the
S.J.D.                             President, Law Professor, Duquesne University;                         Fund and
Birthdate: December 20, 1932       Consulting Partner, Mollica & Murray.                                  54 other investment
President, Duquesne University                                                                            companies
Pittsburgh, PA                     Previous Positions: Dean and Professor of Law,                         in the Fund Complex
TRUSTEE                            University of Pittsburgh School of Law; Dean and
                                   Professor of Law, Villanova University School of Law.

Marjorie P. Smuts                  Director or Trustee of the Federated Fund Complex;               $     $113,860.22 for the
Birthdate: June 21, 1935           Public Relations/Marketing/Conference Planning.                        Fund and
4905 Bayard Street                                                                                        54 other investment
Pittsburgh, PA                     Previous Positions: National Spokesperson, Aluminum                    companies
TRUSTEE                            Company of America; business owner.                                    in the Fund Complex

John S. Walsh                      Director or Trustee of some of the Federated Funds;              $     $0 for the
Birthdate: November 28, 1957       President and Director, Heat Wagon, Inc.; President                    Fund and
2007 Sherwood Drive                and Director, Manufacturers Products, Inc.;                            22 other investment
Valparaiso, IN                     President, Portable Heater Parts, a division of                        companies
TRUSTEE                            Manufacturers Products, Inc.; Director, Walsh &                        in the Fund Complex
                                   Kelly, Inc.; formerly: Vice President, Walsh & Kelly,
                                   Inc.

Glen R. Johnson                    Trustee, Federated Investors, Inc.; staff member,                $     $0 for the
Birthdate: May 2, 1929             Federated Securities Corp.                                             Fund and
Federated Investors Tower                                                                                 8 other investment
1001 Liberty Avenue                                                                                       companies
Pittsburgh, PA                                                                                            in the Fund Complex
PRESIDENT

J. Christopher Donahue+            President or Executive Vice President of the                    $0     $0 for the
Birthdate: April 11, 1949          Federated Fund Complex; Director or Trustee of some                    Fund and
Federated Investors Tower          of the Funds in the Federated Fund Complex; President                  16 other investment
1001 Liberty Avenue                and Director, Federated Investors, Inc.; President                     companies
Pittsburgh, PA                     and Trustee, Federated Advisers, Federated                             in the Fund Complex
EXECUTIVE VICE PRESIDENT           Management, and Federated Research; President and
                                   Director, Federated Research Corp. and Federated
                                   Global Research Corp.; President, Passport Research,
                                   Ltd.; Trustee, Federated Shareholder Services
                                   Company; Director, Federated Services Company.





Edward C. Gonzales                 Trustee or Director of some of the Funds in the                 $0     $0 for the
Birthdate: October 22, 1930        Federated Fund Complex; President, Executive Vice                      Fund and
Federated Investors Tower          President and Treasurer of some of the Funds in the                    1 other investment
1001 Liberty Avenue                Federated Fund Complex; Vice Chairman, Federated                       company
Pittsburgh, PA                     Investors, Inc.; Vice President, Federated Advisers,                   in the Fund Complex
EXECUTIVE VICE PRESIDENT           Federated Management, Federated Research, Federated
                                   Research Corp., Federated Global Research Corp. and
                                   Passport Research, Ltd.; Executive Vice President and
                                   Director, Federated Securities Corp.; Trustee,
                                   Federated Shareholder Services Company.

John W. McGonigle                  Executive Vice President and Secretary of the                   $0     $0 for the
Birthdate: October 26, 1938        Federated Fund Complex; Executive Vice President,                      Fund and
Federated Investors Tower          Secretary, and Director, Federated Investors, Inc.;                    54 other investment
1001 Liberty Avenue                Trustee, Federated Advisers, Federated Management,                     companies
Pittsburgh, PA                     and Federated Research; Director, Federated Research                   in the Fund Complex
EXECUTIVE VICE PRESIDENT AND       Corp. and Federated Global Research Corp.; Director,
SECRETARY                          Federated Services Company; Director, Federated
                                   Securities Corp.

Richard J. Thomas                  Treasurer of the Federated Fund Complex; Vice                   $0     $0 for the
Birthdate:  June 17, 1954          President - Funds Financial Services Division,                         Fund and
Federated Investors Tower          Federated Investors, Inc.; Formerly: various                           54 other investment
1001 Liberty Avenue                management positions within Funds Financial Services                   companies
Pittsburgh, PA                     Division of Federated Investors, Inc.                                  in the Fund Complex
TREASURER
Richard B. Fisher                  President or Vice President of some of the Funds in             $0     $0 for the
Birthdate: May 17, 1923            the Federated Fund Complex; Director or Trustee of                     Fund and
Federated Investors Tower          some of the Funds in the Federated Fund Complex;                       6 other investment
1001 Liberty Avenue                Executive Vice President, Federated Investors, Inc.;                   companies
Pittsburgh, PA                     Chairman and Director, Federated Securities Corp.                      in the Fund Complex
VICE PRESIDENT

William D. Dawson, III             Chief Investment Officer of this Fund and various               $0     $0 for the
Birthdate: March 3, 1949           other Funds in the Federated Fund Complex; Executive                   Fund and
Federated Investors Tower          Vice President, Federated Investment Counseling,                       41 other investment
1001 Liberty Avenue                Federated Global Research Corp., Federated Advisers,                   companies
Pittsburgh, PA                     Federated Management, Federated Research, and                          in the Fund Complex
CHIEF INVESTMENT OFFICER           Passport Research, Ltd.; Registered Representative,
                                   Federated Securities Corp.; Portfolio
                                   Manager, Federated Administrative Services;
                                   Vice President, Federated Investors, Inc.;
                                   Formerly: Executive Vice President and Senior
                                   Vice President, Federated Investment
                                   Counseling Institutional Portfolio Management
                                   Services Division; Senior Vice President,
                                   Federated Research Corp., Federated Advisers,
                                   Federated Management, Federated Research, and
                                   Passport Research, Ltd.

Susan M. Nason                     Susan M. Nason has been the Fund's portfolio manager            $0     $0 for the
Birthdate:  August 29, 1961        since its inception. She is Vice President of the                      Fund and
Federated Investors Tower          Fund.  Ms. Nason joined Federated Investors, Inc. in                   3 other investment
1001 Liberty Avenue                1987 and has been a Senior Portfolio Manager and                       companies
                                                                                   -
Pittsburgh, PA                     Senior Vice President of the Fund's investment                         in the Fund Complex
VICE PRESIDENT                     adviser since 1997.  Ms. Nason served as a Portfolio
                                   Manager and Vice President of the investment adviser
                                   from 1993 to 1997.  Ms. Nason is a Chartered
                                   Financial Analyst and received her M.S.I.A.
                                   concentrating  in Finance from Carnegie Mellon
                                   University.

     + Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Fund.

++ Messrs. Cunningham, Mansfield and Walsh became members of the Board on xxxxxxxx. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Fund.


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.


Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended, February 28, 1999, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $_______ for which the Fund paid $_______ in brokerage commissions.

On January 31, 1999, the Fund owned securities of the following regular broker/dealers:

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee      Average Aggregate Daily Net Assets of the
                                   Federated Funds
0.150 of 1%                            on the first $250 million
0.125 of 1%                            on the next $250 million
0.100 of 1%                            on the next $250 million
0.075 of 1%                            on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTs
Ernst & Young is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES
For the Year ended February 28, 1999




                                                           Current Year       Prior Year               Prior Year
Advisory Fee Earned                                             $                $                        $
Advisory Fee Reduction                                          $                $                        $
Brokerage Commissions                                           $                $                        $
Administrative Fee                                              $                $                        $
12b-1 Fee
    Institutional Service Shares                                $                 ----                  ----
Shareholder Services Fee
   Institutional Shares                                         $                 ----                  ----
   Institutional Service Shares                                 $                 ----                  ----

Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns given for the one-year and since inception periods ended February 28, 1999.

Yield given for the 30-day period ended February 28, 19999.

                            30 -Day Period        1 Year   Since
                                                           Inception
                                                           on October 19, 1995
Institutional Shares
Total Return                                      xx%      xx%
Yield                       xx%
                            30 -Day Period        1 Year   Since
                                                           Inception
                                                           on October 19, 1995
Institutional Service Shares
Total Return                                      xx%      xx%
Yield                       xx%

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not [necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS
Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

         o Lipper Analytical Services, Inc. ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the "U.S. government funds" category in advertising and sales literature.

     o Merrill Lynch 5-10 Year Treasury Index is an unmanaged index tracking U.S. government securities with maturities between 5 and 9.99 years.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market
Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.


Federated Clients Overview

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B.
Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

federated u.s. government securities fund:  5-10 years

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Management
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Public Accountants

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072




PART C.         OTHER INFORMATION.

Item 23.        Exhibits:

(a)        (i)     Conformed copy of Declaration of Trust of the Registrant; (1)
          (ii)     Conformed copy of Amendment No. 1 to the
                   Declaration of Trust; (2)
(b)        (i)     Copy of By-laws of the Registrant;(1)
          (ii)     Copy of Amendment No. 1 to the By-laws; +
         (iii)     Copy of Amendment No. 2 to the By-laws; +
          (iv)     Copy of Amendment No. 3 to the By-laws; +
(c)        (i)     Copy of Specimen Certificate of Shares of Beneficial Interest
                    of the Registrant's
        Institutional Shares; (2)
          (ii)     Copy of Specimen Certificate of Shares of Beneficial Interest
                     of the Registrant's
        Institutional Service Shares; (2)
(d)     Conformed copy of the Investment Advisory Contract of the Registrant;(2)
(e)       (i) Conformed copy of the Distributor's
          Contract (Institutional Service Shares);
          (3) (ii) The Registrant hereby
          incorporates the conformed copy of the
          specimen Mutual Funds
        Sales and Service Agreement; Mutual Funds
        Service Agreement; and Plan Trustee/ Mutual
        Funds Service Agreement from Item 4 (b)(6)
        of the Cash Trust Series II Registration
        Statement on Form N-1A, filed with the
        .....Commission on July 24, 1995. (File
        Numbers 33-38550 and 811-6269).
(f)     Not applicable;
(g)       (i) Conformed copy of Custodian Contract
          of the Registrant; (2) (ii) Conformed copy
          of Custodian Fee Schedule; (4)
(h)        (i)     Conformed copy of Amended and Restated Agreement for Fund
                    Accounting Services,
        Administrative Services, Shareholder Transfer Agency Services and
          Custody Services Procurement; +
          (ii) Conformed copy of Amended and
         Restated Shareholder Services Agreement;
         (4) (iii) The responses described in Item
         23(e)(6)(ii) are hereby incorporated by
         reference.


+        All exhibits have been filed electronically.

1. Response is incorporated by Reference to Registrant's Initial Registration Statement on Form N-1A filed June 20, 1995. (File Nos. 033-60411 and 811-07309).

2.   Response  is  incorporated  by  Reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed September 12, 1995. (File Nos. 33-60411 and 811-07309).

3. Response is incorporated by Reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed April 30, 1996. (File Nos. 033-60411 and 811-07309).

4. Response in incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 1998. (File Nos. 33-60411 and 811-07309).

    (iv)  The Registrant hereby incorporates the
          conformed copy of the Shareholder Services
          Sub-Contract between Fidelity and Federated
          Shareholder Services from Item 24(b)(9)(iii)
          of the Federated GNMA Trust Registration
          ..Statement on Form N-1A, filed with the
          Commission on March 26, 1996.
          (File Nos. 2-.............75670 and 811-3375).
  (i) Conformed copy of Opinion and Consent of Counsel
  as to legality of shares being registered; (2) (j)
  Conformed copy of Consent of Independent Auditors;
  (4) (k) Not applicable; (l) Conformed copy of
  Initial Capital Understanding; (2) (m) Conformed
  copy of Distribution Plan; (2) (n) Copy of Financial
  Data Schedules; (4) (o) The Registrant hereby
  incorporates the conformed copy of the specimen
  Multiple Class Plan from
  Item 24(b)(18) of the World Investment Series, Inc. Registration Statement
  on Form N-1A, filed with the Commission on January 26, 1996.
     (File Nos. 33-52149 and 811-07141);
  (p)       (i)     Conformed copy of Power of Attorney of   the Registrant; (4)
           (ii)     Conformed copy of Power of Attorney of   Chief Investment
                     Officer of the Registrant; +
           (iii) Conformed copy of Power of Attorney of Treasurer of the Registrant; + (iv)
            Conformed copy of Power of Attorney of
            Trustee of the Registrant; +

(v)  Conformed copy of Power of Attorney of Trustee of the Registrant; +

(vi) Conformed copy of Power of Attorney of Trustee of the Registrant; +

Item 24.          Persons Controlled by or Under Common Control with the Fund:

                  None

Item 25.          Indemnification: (1)










+        All exhibits have been filed electronically.

1. Response is incorporated by Reference to Registrant's Initial Registration Statement on Form N-1A filed June 20, 1995. (File Nos. 033-60411 and 811-07309).

2.   Response  is  incorporated  by  Reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed September 12, 1995. (File Nos. 33-60411 and 811-07309).

4. Response in incorporated by Reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed April 1998. (File Nos. 33-60411 and 811-07309).

Item 26.          Business and Other Connections of the Investment Adviser:

              For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:  William D. Dawson, III
                                          Henry A. Frantzen
                                          J. Thomas Madden

              Senior Vice Presidents:     Joseph M. Balestrino
                                          Drew J. Collins
                                          Jonathan C. Conley
                                          Deborah A. Cunningham
                                          Mark E. Durbiano
                                          Sandra L. McInerney
                                          Susan M. Nason
                                          Mary Jo Ochson
                                          Robert J. Ostrowski

              Vice Presidents:            Todd A. Abraham
                                          J. Scott Albrecht
                                          Arthur J. Barry
                                          Randall S. Bauer
                                          David A. Briggs
                                          Micheal W. Casey
                                          Kenneth J. Cody
                                          Alexandre de Bethmann
                                          Michael P. Donnelly
                                          Linda A. Duessel
                                          Donald T. Ellenberger
                                          Kathleen M. Foody-Malus
                                          Thomas M. Franks
                                          Edward C. Gonzales
                                          James E. Grefenstette
                                          Susan R. Hill
                                          Stephen A. Keen
                                          Robert K. Kinsey
                                          Robert M. Kowit
                                          Jeff A. Kozemchak
                                          Richard J. Lazarchic
                                          Steven Lehman
                                          Marian R. Marinack
                                          Keith J. Sabol
                                          Frank Semack
                                          Aash M. Shah
                                          Christopher Smith
                                          Tracy P. Stouffer
                                          Edward J. Tiedge
                                          Paige M. Wilhelm
                                          Jolanta M. Wysocka
                                          Marc Halperin

              Assistant Vice Presidents:  Nancy J. Belz
                                          Robert E. Cauley
                                          Lee R. Cunningham, II
                                          B. Anthony Delserone, Jr.
                                          Paul S. Drotch
                                          Salvatore A. Esposito
                                          Donna M. Fabiano
                                          John T. Gentry
                                          William R. Jamison
                                          Constantine Kartsonsas
                                          John C. Kerber
                                          Grant K. McKay
                                          Natalie F. Metz
                                          Joseph M. Natoli
                                          John Sheehy
                                          Michael W. Sirianni
                                          Leonardo A. Vila
                                          Lori A. Wolff
                                          Gary Farwell

              Secretary:                  Stephen A. Keen

              Treasurer:                  Thomas R. Donahue

              Assistant Secretaries:      Thomas R. Donahue
                                          Richard B. Fisher
                                          Christine I. Newcamp

              Assistant Treasurer:        Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.      Principal Underwriters:

     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
Registrant,  acts as principal  underwriter for the following  .........open-end investment companies, including the Registrant:

                  Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




         (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Fisher                          Director, Chairman, Chief                        Vice President
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         Executive Vice
Federated Investors Tower                  President,                                       President
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                          --
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

                  (c)      Not applicable.

Item 28.      Location of Accounts and Records:

              All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

                  Registrant                          Federated Investors Tower
                                                      1001 Liberty Avenue
                                                      Pittsburgh, PA  15222-3779
                                                      (Notices should be sent to
                                                      the Agent for Service at
                                                      the above address)

                                                      Federated Investors Funds
                                                      5800 Corporate Drive
                                                      Pittsburgh, PA  15237-7000

                  Federated Shareholder               P.O. Box 8600
                  Services Company                    Boston, MA 02266-8600
                  ("Transfer Agent, Dividend
                  Disbursing Agent and
                  Portfolio Recordkeeper")


                  Federated Services Company          Federated Investors Tower
                  ("Administrator")                   1001 Liberty Avenue
                                                      Pittsburgh, PA  15222-3779

                  Federated Management                Federated Investors Tower
                  ("Adviser")                         1001 Liberty Avenue
                                                      Pittsburgh, PA  15222-3779

                  State Street Bank and Trust         P.O. Box 8600
                  Company                             Boston, MA  02266-8600
                  ("Custodian")



Item 29.      Management Services:  Not applicable.

Item 30.      Undertakings:

              Registrant hereby undertakes to comply with the provisions of
              Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of February, 1999.

              FEDERATED U.S. GOVERNMENT SECURITIES FUND: 5-10 YEARS

                           BY: /s/ Karen M. Brownlee
                           Karen M. Brownlee, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           February 26, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                            TITLE                         DATE
By:   /s/ Karen M. Brownlee
      Karen M. Brownlee            Attorney In Fact        February 26, 1999
      ASSISTANT SECRETARY          For the Persons
                                   Listed Below

      NAME                            TITLE

John F. Donahue*                      Chairman and Trustee
                                      (Chief Executive Officer)

Glen R. Johnson*                      President

William D. Dawson, III*               Chief Investment Officer

Richard J. Thomas*                    Treasurer
                                      (Principal Financial and
                                      Accounting Officer)

Thomas G. Bigley*                     Trustee

John T. Conroy, Jr.*                  Trustee

Nicholas P. Constantakis*             Trustee

William J. Copeland*                  Trustee

John F. Cunningham*                   Trustee

Lawrence D. Ellis, M.D.*              Trustee

Peter E. Madden*                      Trustee

Charles F. Mansfield, Jr.*            Trustee

John E. Murray, Jr., J.D., S.J.D.*    Trustee

Marjorie P. Smuts*                    Trustee

John S. Walsh*                        Trustee

* By Power of Attorney